Fair Value (Details 1) (Fair Value Measurements Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Total investment securities available-for-sale	$ 125,620	$ 131,974
Loans held for sale	1,155	3,049
Derivatives - residential mortgage loan commitments	79	57
Financial Liabilities
Derivatives - interest rate swaps	(1,984)	(2,283)
U.S. federal agency [Member]
Financial Assets
Total investment securities available-for-sale	8,405	12,601
State and municipal [Member]
Financial Assets
Total investment securities available-for-sale	45,614	43,106
Mortgage-backed securities - residential [Member]
Financial Assets
Total investment securities available-for-sale	12,385	31,789
Corporate debt securities [Member]
Financial Assets
Total investment securities available-for-sale	4,060
Government agency sponsored collateralized mortgage obligations [Member]
Financial Assets
Total investment securities available-for-sale	55,156	44,478
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets
Total investment securities available-for-sale
Loans held for sale
Derivatives - residential mortgage loan commitments
Financial Liabilities
Derivatives - interest rate swaps
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. federal agency [Member]
Financial Assets
Total investment securities available-for-sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | State and municipal [Member]
Financial Assets
Total investment securities available-for-sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage-backed securities - residential [Member]
Financial Assets
Total investment securities available-for-sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate debt securities [Member]
Financial Assets
Total investment securities available-for-sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government agency sponsored collateralized mortgage obligations [Member]
Financial Assets
Total investment securities available-for-sale
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets
Total investment securities available-for-sale	125,620	131,974
Loans held for sale	1,155	3,049
Derivatives - residential mortgage loan commitments	79	57
Financial Liabilities
Derivatives - interest rate swaps	(1,984)	(2,283)
Significant Other Observable Inputs (Level 2) [Member] | U.S. federal agency [Member]
Financial Assets
Total investment securities available-for-sale	8,405	12,601
Significant Other Observable Inputs (Level 2) [Member] | State and municipal [Member]
Financial Assets
Total investment securities available-for-sale	45,614	43,106
Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed securities - residential [Member]
Financial Assets
Total investment securities available-for-sale	12,385	31,789
Significant Other Observable Inputs (Level 2) [Member] | Corporate debt securities [Member]
Financial Assets
Total investment securities available-for-sale	4,060
Significant Other Observable Inputs (Level 2) [Member] | Government agency sponsored collateralized mortgage obligations [Member]
Financial Assets
Total investment securities available-for-sale	55,156	44,478
Significant Unobservable Inputs (Level 3) [Member]
Financial Assets
Total investment securities available-for-sale
Loans held for sale
Derivatives - residential mortgage loan commitments
Financial Liabilities
Derivatives - interest rate swaps
Significant Unobservable Inputs (Level 3) [Member] | U.S. federal agency [Member]
Financial Assets
Total investment securities available-for-sale
Significant Unobservable Inputs (Level 3) [Member] | State and municipal [Member]
Financial Assets
Total investment securities available-for-sale
Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed securities - residential [Member]
Financial Assets
Total investment securities available-for-sale
Significant Unobservable Inputs (Level 3) [Member] | Corporate debt securities [Member]
Financial Assets
Total investment securities available-for-sale
Significant Unobservable Inputs (Level 3) [Member] | Government agency sponsored collateralized mortgage obligations [Member]
Financial Assets
Total investment securities available-for-sale